Company and Nature of Business - Additional Information (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jan. 31, 2021	Aug. 31, 2021	Dec. 31, 2020
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Net proceeds from reverse recapitalization		$ 1,000.0
Convertible Promissory Note [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Aggregate gross proceeds from issuance	$ 75.0		$ 70.5